Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 43,848
Valuation allowance	(43,848)
Net deferred tax assets